Common Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Common Stock
Common Stock

9.    Common Stock

Per the Company’s Ninth Amended and Restated Certificate of Incorporation, the Company is authorized to issue 735,000 shares of $0.001 par value common stock. As of March 31, 2020 and December 31, 2019, 390,900 and 389,610, respectively, shares of $0.001 par value common stock were issued and outstanding.

Each share of common stock entitles the holder to one vote on all matters submitted to a vote of the Company’s stockholders. Common stockholders are entitled to receive dividends, if any, as may be declared by the Board of Directors, subject to the preferential dividend rights of the preferred stockholders. No dividends have been declared through March 31, 2020.

9.    Common Stock

Per the Company’s Ninth Amended and Restated Certificate of Incorporation, the Company is authorized to issue 735,000 shares of  $0.001 par value common stock. As of December 31, 2019 and 2018, 389,610 and 384,009 shares, respectively, of  $0.001 par value common stock were issued and outstanding.

Each share of common stock entitles the holder to one vote on all matters submitted to a vote of the Company’s stockholders. Common stockholders are entitled to receive dividends, if any, as may be declared by the board of directors, subject to the preferential dividend rights of the preferred stockholders. No dividends have been declared through December 31, 2019.